Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 33,206,712	$ 12,610,383
Restricted cash	6,338,306
Accounts receivable, net	8,010,708	20,569,497
Prepaid expenses	864,513	1,275,134
Total current assets	48,420,239	34,455,014
Operating lease right-of-use assets	2,615,204	3,053,022
Financing lease right-of-use assets	4,019,322	4,184,427
Equipment, net	24,314,455	14,845,470
Total assets	79,369,220	56,537,933
Liabilities, Current [Abstract]
Accounts payable	4,458,525	7,382,361
Forward share purchase liability	6,338,306
Notes payable – current portion	25,013	538,731
Operating lease liabilities, current portion	1,142,413	924,265
Finance lease liabilities, current portion	161,050	194,717
Due to related party	2,367	16,778
Deferred grant income	100,000	100,000
Accrued expenses and other current liabilities	12,455,888	1,904,878
Total current liabilities	24,683,562	11,061,730
Operating lease liabilities, noncurrent	1,653,185	2,372,777
Finance Lease, Liability, Noncurrent	3,762,430	3,923,554
Warrant liabilities	10,720,130
Notes payable, noncurrent		172,037
Total liabilities	40,819,307	17,530,098
Commitments and contingencies (Note 17)
Stockholders' equity
Preferred stock; $0.0001 par value; 10,000,000 shares authorized, 0 shares issued and and outstanding at December 31, 2021 and 2020
Common stock; $0.0001 par value; 490,000,000 shares authorized at December 31, 2021 and 2020; 43,487,279 and 25,973,406 shares issued and outstanding at December 31, 2021 and 2020, respectively	4,349	2,598
Additional Paid in Capital	67,674,515	50,989,657
Retained Earnings (Accumulated Deficit)	(29,128,951)	(11,984,420)
Total stockholders' equity	38,549,913	39,007,835
Total liabilities and stockholders' equity	$ 79,369,220	$ 56,537,933